Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Prepaid Expense and Other Assets [Abstract]
Advances to suppliers	¥ 120,556		¥ 82,419
Deposits	22,042		11,998
Prepaid expenses	16,372		10,108
Value-added tax recoverable	21,888		6,748
Others	27,224		15,179
Total	¥ 208,082	$ 29,308	¥ 126,452